Long-Term Debt and Bonds, Nordic Trustee Bond (Details) $ in Thousands				12 Months Ended
	Oct. 07, 2025 Vessel	Jul. 17, 2025 USD ($)	Jul. 02, 2025 USD ($) Vessel	Dec. 31, 2025 Vessel
Long-Term Debt and Bonds [Abstract]
Number of vessels acquired | Vessel				2
Suezmax Tankers [Member]
Long-Term Debt and Bonds [Abstract]
Number of vessels acquired | Vessel	2
Nordic Trustee Bond [Member]
Long-Term Debt and Bonds [Abstract]
Face amount | $			$ 100,000
Maturity date				Jul. 31, 2029
Interest rate			9.875%
Frequency of periodic repayment				semi-annually
Discount rate			97.00%
Number of vessels used as security | Vessel			2
Net book value of tanker vessels used as collateral | $			$ 50,656
Net proceeds received | $		$ 94,748
Compensating cash balance required under loan agreements | $			$ 20,000
Nordic Trustee Bond [Member] | Suezmax Tankers [Member]
Long-Term Debt and Bonds [Abstract]
Number of vessels acquired | Vessel				2